EQUITY RESERVES-based compensation - disclosure of number and weighted average remaining contractual life of outstanding equity reserves options (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2021 Share	Dec. 31, 2021 shares	Dec. 31, 2020 Share	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement			19,915,000	19,915,000	14,690,000	14,690,000	14,495,000
Number of share options exercisable in share-based payment arrangement | Share			13,102,500		14,690,000
Expire April 14, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares		$ 0.07
Number of share options outstanding in share-based payment arrangement						2,795,000
Remaining contractual life in years		3 months 10 days
Number of share options exercisable in share-based payment arrangement						2,795,000
Expire June 23, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 0.10	$ 0.10
Number of share options outstanding in share-based payment arrangement				1,695,000		2,900,000
Remaining contractual life in years	5 months 23 days	1 year 5 months 23 days
Number of share options exercisable in share-based payment arrangement				1,695,000		2,900,000
Expire September 20, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 0.06	$ 0.06
Number of share options outstanding in share-based payment arrangement				1,470,000		2,370,000
Remaining contractual life in years	1 year 8 months 19 days	2 years 8 months 19 days
Number of share options exercisable in share-based payment arrangement				1,470,000		2,370,000
Expire June 21, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 0.07	$ 0.07
Number of share options outstanding in share-based payment arrangement				1,900,000		2,950,000
Remaining contractual life in years	2 years 5 months 19 days	3 years 5 months 19 days
Number of share options exercisable in share-based payment arrangement				1,900,000		2,950,000
Expire August 8, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 0.06	$ 0.06
Number of share options outstanding in share-based payment arrangement				500,000		500,000
Remaining contractual life in years	2 years 7 months 9 days	3 years 7 months 9 days
Number of share options exercisable in share-based payment arrangement				500,000		500,000
Expiry June 20, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 0.08	$ 0.08
Number of share options outstanding in share-based payment arrangement				2,450,000		3,175,000
Remaining contractual life in years	3 years 5 months 19 days	4 years 5 months 19 days
Number of share options exercisable in share-based payment arrangement				2,450,000		3,175,000
Expiry June 18, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 0.25
Number of share options outstanding in share-based payment arrangement				3,950,000
Remaining contractual life in years	4 years 5 months 19 days
Number of share options exercisable in share-based payment arrangement				1,975,000
Expiry September 17, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 0.11
Number of share options outstanding in share-based payment arrangement				4,500,000
Remaining contractual life in years	4 years 8 months 19 days
Number of share options exercisable in share-based payment arrangement				2,250,000
Expiry October 21, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 0.09
Number of share options outstanding in share-based payment arrangement				2,700,000
Remaining contractual life in years	4 years 9 months 21 days
Number of share options exercisable in share-based payment arrangement				675,000
Expiry December 12, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 0.12
Number of share options outstanding in share-based payment arrangement				750,000
Remaining contractual life in years	4 years 11 months 12 days
Number of share options exercisable in share-based payment arrangement				187,500